Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
In accordance with Item 402(v) of Regulation
S-K,
we are providing the following information about the relationships between compensation actually paid to named executive officers and Company performance. In this section, we refer to “compensation actually paid” (“CAP”) and other terms used in the applicable SEC rules. CAP reflects adjusted values to equity awards during the years shown in the table based on year-end
stock prices, various accounting assumptions, and projected performance modifiers, but does not reflect actual amounts paid out for those awards. CAP generally fluctuates due to stock price performance and varying levels of projected and actual achievement of performance goals. For a discussion of how our compensation committee assessed
“pay-for-performance”
and how our executive compensation program is designed to link executive compensation with the achievement of our financial and strategic objectives as well as stockholder value creation, see “Compensation Discussion and Analysis” above.

					Value of Initial Fixed $100 Investment Based On:
Year (1)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($) (3)	Total Shareholder Return ($) (4)	Peer Group Total Shareholder Return ($) (5)	Net Income ($) (6)	Revenue ($) (7)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	827,481	(15,622,773)	5,232,058	3,321,491	38	68	(153,875,000)	629,097,000
2021	8,119,586	44,992,372	10,721,755	12,875,733	71	106	(80,026,000)	515,657,000

(1)	The named executive officers included in the above table were:

Year	Principal Executive Officer (PEO)	Non-PEO Named Executive Officers

2022	Gregg Coccari	Sarah Blanchard, Greg Brown, Prasad Gune, and Llibert Argerich
2021	Gregg Coccari	Sarah Blanchard and Velayudhan Venugopal

(2)	The compensation actually paid to our PEO reflects the following adjustments required by applicable SEC rules from total compensation reported in the Summary Compensation Table:

			2021	2022

	Summary Compensation Table Total Compensation for PEO	(a)	$8,119,586	$827,481

-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	7,285,517	—

+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	5,150,470	—

+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	16,901,011	(7,352,637)

+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	—	—

+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	22,106,821	(9,097,618)

-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	—	—

=	Compensation Actually Paid		$44,992,372	$ (15,622,773)

For purposes of the adjustments to determine “compensation actually paid”, we computed the fair value of the stock option awards and RSUs in accordance with ASC 718 at the end of the relevant fiscal year, other than fair values of equity awards that vested within 2022 and 2021, which are valued as of the applicable vesting date. The valuation assumptions used in the calculations of such amounts are set forth in the notes to our audited financial statements included in our Annual Report.
(3)
The average compensation actually paid to our
non-PEO
named executive officers reflects the following adjustments required by applicable SEC rules from total compensation reported in the Summary Compensation Table:

			2021	2022

	Average Summary Compensation Table Total Compensation for Non-PEO Named Executive Officers	(a)	$10,721,755	$5,232,058

-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	10,240,286	4,631,799

+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	9,304,017	3,761,186

+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	1,351,197	(1,085,448)

+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	—	5,076,319

+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	1,739,051	(1,193,937)

-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	—	3,836,888

=	Average Compensation Actually Paid to Non-PEO NEOs		$12,875,733	$3,321,491

For purposes of the adjustments to determine “compensation actually paid”, we computed the fair value of the stock option awards and restricted stock units in accordance with ASC 718 at the end of the relevant fiscal year, other than fair values of equity awards that vested within 2022 and 2021, which
are valued as of the applicable vesting date, and the fair value of RSUs granted in 2022 in exchange for the cancellation of stock options in connection with the Exchange Program or Mr. Brown’s option cancellation agreement, which are valued based on the incremental fair value of such RSUs on the applicable grant date. The valuation assumptions used in the calculations of such amounts are set forth in the notes to our audited financial statements included in our Annual Report.

(4)
Total shareholder return is calculated by assuming that a $100 investment was made on at the close of trading on the first full day of trading of our common stock (October 29, 2021) and reinvesting all dividends until the last day of each reported fiscal year.

(5)
The peer group used is the Nasdaq Computer Index, as used in the performance graph shown in our annual report. Total shareholder return is calculated by assuming that a $100 investment was made at the close of trading on the first full day of trading of our stock (October 29, 2021) and reinvesting all dividends until the last day of each reported fiscal year.

(6)	The dollar amounts reported are our net income (loss) reflected in our audited financial statements.

(7)
In our assessment, revenue is the most important financial performance measure (other than stock price) that we used in 2022 to link compensation actually paid to performance. The dollar amounts reported show our revenue as reflected in the audited financial statements included in our Annual Report.

Company Selected Measure Name	revenue
Named Executive Officers, Footnote [Text Block]
(1)	The named executive officers included in the above table were:

Year	Principal Executive Officer (PEO)	Non-PEO Named Executive Officers

2022	Gregg Coccari	Sarah Blanchard, Greg Brown, Prasad Gune, and Llibert Argerich
2021	Gregg Coccari	Sarah Blanchard and Velayudhan Venugopal

Peer Group Issuers, Footnote [Text Block]	The peer group used is the Nasdaq Computer Index, as used in the performance graph shown in our annual report. Total shareholder return is calculated by assuming that a $100 investment was made at the close of trading on the first full day of trading of our stock (October 29, 2021) and reinvesting all dividends until the last day of each reported fiscal year.
PEO Total Compensation Amount	$ 827,481	$ 8,119,586
PEO Actually Paid Compensation Amount	$ (15,622,773)	44,992,372
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	The compensation actually paid to our PEO reflects the following adjustments required by applicable SEC rules from total compensation reported in the Summary Compensation Table:

			2021	2022

	Summary Compensation Table Total Compensation for PEO	(a)	$8,119,586	$827,481

-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	7,285,517	—

+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	5,150,470	—

+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	16,901,011	(7,352,637)

+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	—	—

+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	22,106,821	(9,097,618)

-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	—	—

=	Compensation Actually Paid		$44,992,372	$ (15,622,773)

For purposes of the adjustments to determine “compensation actually paid”, we computed the fair value of the stock option awards and RSUs in accordance with ASC 718 at the end of the relevant fiscal year, other than fair values of equity awards that vested within 2022 and 2021, which are valued as of the applicable vesting date. The valuation assumptions used in the calculations of such amounts are set forth in the notes to our audited financial statements included in our Annual Report.

Non-PEO NEO Average Total Compensation Amount	$ 5,232,058	10,721,755
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,321,491	12,875,733
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
The average compensation actually paid to our
non-PEO
named executive officers reflects the following adjustments required by applicable SEC rules from total compensation reported in the Summary Compensation Table:

			2021	2022

	Average Summary Compensation Table Total Compensation for Non-PEO Named Executive Officers	(a)	$10,721,755	$5,232,058

-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	10,240,286	4,631,799

+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	9,304,017	3,761,186

+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	1,351,197	(1,085,448)

+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	—	5,076,319

+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	1,739,051	(1,193,937)

-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	—	3,836,888

=	Average Compensation Actually Paid to Non-PEO NEOs		$12,875,733	$3,321,491

For purposes of the adjustments to determine “compensation actually paid”, we computed the fair value of the stock option awards and restricted stock units in accordance with ASC 718 at the end of the relevant fiscal year, other than fair values of equity awards that vested within 2022 and 2021, which
are valued as of the applicable vesting date, and the fair value of RSUs granted in 2022 in exchange for the cancellation of stock options in connection with the Exchange Program or Mr. Brown’s option cancellation agreement, which are valued based on the incremental fair value of such RSUs on the applicable grant date. The valuation assumptions used in the calculations of such amounts are set forth in the notes to our audited financial statements included in our Annual Report.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Tabular List of Financial Performance Measures
The financial performance measures listed below represent all of the financial performance measures that
were used to determine the compensation
actually
paid to our named executive officers in 2022:

Revenue
Adjusted EBITDA Margin
Udemy Business Annual Recurring Revenue
Adjusted EBITDA Margin and Udemy Business Annual Recurring Revenue are
non-GAAP
financial measures. For information on how these measures are calculated, see “Other Matters—Explanation of Performance Metrics and
Non-GAAP
Financial Measures.”

Total Shareholder Return Amount	$ 38	71
Peer Group Total Shareholder Return Amount	68	106
Net Income (Loss)	$ (153,875,000)	$ (80,026,000)
Company Selected Measure Amount	629,097,000	515,657,000
PEO Name	Gregg Coccari
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Non-GAAP Measure Description [Text Block]	In our assessment, revenue is the most important financial performance measure (other than stock price) that we used in 2022 to link compensation actually paid to performance. The dollar amounts reported show our revenue as reflected in the audited financial statements included in our Annual Report.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Udemy Business Annual Recurring Revenue
PEO [Member] | Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (7,285,517)
PEO [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	5,150,470
PEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,352,637)	16,901,011
PEO [Member] | Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,097,618)	22,106,821
PEO [Member] | Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,631,799)	(10,240,286)
Non-PEO NEO [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,761,186	9,304,017
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,085,448)	1,351,197
Non-PEO NEO [Member] | Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,076,319	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,193,937)	1,739,051
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,836,888)	$ 0